Significant Accounting Policies - Capital Product Partners L.P. (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Line Items]
Schedule of the revenues earned from time and bareboat charters and voyage charters

The following table shows the revenues earned from time and bareboat charters and voyage charters for the year ended December 31, 2018:

For the year ended
December 31, 2018
Time and bareboat charters (operating leases)	$105,504
Voyage charters (accounted for under ASC 606)	56,156
Total	$161,660

Schedule of impact of the adoption of ASU 2014 09 on our combined carve-out balance sheet and statement of comprehensive income

The following table presents the impact of the adoption of ASU 2014‑09 on our combined carve-out balance sheet at December 31, 2018:

	As at December 31, 2018
		Balances without adoption of
	As reported	ASU 2014-09	Effect of change
Assets
Current Assets
Trade accounts receivable	$13,181	$14,581	$(1,400)
Prepayments and other assets	1,882	1,485	397
Liabilities
Current liabilities	24,205	24,240	35

The following table presents the impact of the adoption of ASU 2014‑09 on our combined carve-out statement of comprehensive income:

	For the year ended December 31, 2018
		Balances without adoption of
	As reported	ASU 2014-09	Effect of change
Total revenues	$161,660	$163,060	$(1,400)
Voyage expenses	37,202	37,634	432
Net income	9,535	10,503	(968)